Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Registrant Name	dei_EntityRegistrantName	Federated Hermes Adviser Series
CIK	dei_EntityCentralIndexKey	0001707560
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2024
Prospectus Date	rr_ProspectusDate	Jul. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Emerging Markets Equity Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIEFX
Federated Hermes Emerging Markets Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRIEF
Federated Hermes International Equity Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMIEX
Federated Hermes International Equity Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIUCX
Federated Hermes International Equity Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIUIX
Federated Hermes International Equity Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEIRX
Federated Hermes International Growth Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIGDX
Federated Hermes International Growth Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REIGX